Loans, allowance for loan losses and credit quality - Impaired loans details (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Recorded investment
Recorded investment, with a specific allowance	SFr 1,507	SFr 1,362
Recorded investment, without specific allowance	543	354
Gross impaired loans	2,050	1,716
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,451	1,316
Unpaid principal balance, without specific allowance	543	354
Unpaid principal balance	1,994	1,670
Associated specific allowance	528	539
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	1,139	988
Recorded investment, without specific allowance	432	260
Gross impaired loans	1,571	1,248
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,110	963
Unpaid principal balance, without specific allowance	432	260
Unpaid principal balance	1,542	1,223
Associated specific allowance	459	455
Real estate
Recorded investment
Recorded investment, with a specific allowance	60	57
Recorded investment, without specific allowance	24	24
Gross impaired loans	84	81
Unpaid principal balance
Unpaid principal balance, with a specific allowance	55	52
Unpaid principal balance, without specific allowance	24	24
Associated specific allowance	7	7
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	918	760
Recorded investment, without specific allowance	393	234
Gross impaired loans	1,311	994
Unpaid principal balance
Unpaid principal balance, with a specific allowance	901	745
Unpaid principal balance, without specific allowance	393	234
Associated specific allowance	386	365
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	161	171
Recorded investment, without specific allowance	0	2
Gross impaired loans	161	173
Unpaid principal balance
Unpaid principal balance, with a specific allowance	154	166
Unpaid principal balance, without specific allowance	0	2
Associated specific allowance	66	83
Governments and public institutions
Recorded investment
Recorded investment, without specific allowance	15	0
Gross impaired loans	15
Unpaid principal balance
Unpaid principal balance, without specific allowance	15	0
Consumer
Recorded investment
Recorded investment, with a specific allowance	368	374
Recorded investment, without specific allowance	111	94
Gross impaired loans	479	468
Unpaid principal balance
Unpaid principal balance, with a specific allowance	341	353
Unpaid principal balance, without specific allowance	111	94
Unpaid principal balance	452	447
Associated specific allowance	69	84
Mortgages
Recorded investment
Recorded investment, with a specific allowance	157	163
Recorded investment, without specific allowance	101	66
Gross impaired loans	258	229
Unpaid principal balance
Unpaid principal balance, with a specific allowance	145	153
Unpaid principal balance, without specific allowance	101	65
Associated specific allowance	15	19
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	124	117
Recorded investment, without specific allowance	3	21
Gross impaired loans	127	138
Unpaid principal balance
Unpaid principal balance, with a specific allowance	116	112
Unpaid principal balance, without specific allowance	3	22
Associated specific allowance	8	14
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	87	94
Recorded investment, without specific allowance	7	7
Gross impaired loans	94	101
Unpaid principal balance
Unpaid principal balance, with a specific allowance	80	88
Unpaid principal balance, without specific allowance	7	7
Associated specific allowance	SFr 46	SFr 51